PROPERTY, PLANT & EQUIPMENT (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 22,409	$ 23,521	$ 23,969
Less: Accumulated depreciation/amortization	16,530	12,647	8,263
Property Plant and Equipment Net	5,879	10,874	15,706
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	6,102	6,404	6,612
Less: Accumulated depreciation/amortization	4,170	3,096	1,873
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	16,307	17,117	17,357
Less: Accumulated depreciation/amortization	$ 12,360	$ 9,551	$ 6,390